Statements of Shareholders' Equity (Deficiency) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2011	$ 4,977	$ 42,966,028	$ (54,151,491)	$ (11,180,486)
Beginning Balance - Shares at Dec. 31, 2011	4,977,418
Stock-based compensation		216,094		216,094
Warrants issued as consideration for deferred financing costs		137,955		137,955
Stock option/warrant exercises - Shares				0
Net loss			(1,659,586)	(1,659,586)
Ending Balance, Amount at Dec. 31, 2012	4,977	43,320,077	(55,811,077)	(12,486,023)
Beginning Balance - Shares at Dec. 31, 2012	4,977,418
Stock-based compensation		248,204		248,204
Stock option/warrant exercises - Shares	47,740			(25,419)
Stock option/warrant exercises - Amount	48	50,410		50,458
Issuance of stock upon vesting of restricted stock units - Shares	4,762
Issuance of stock upon vesting of restricted stock units - Amount	5	(5)		0
Net loss			(1,084,160)	(1,084,160)
Ending Balance, Amount at Dec. 31, 2013	$ 5,030	$ 43,618,686	$ (56,895,237)	$ (13,271,521)
Ending Balance, Shares at Dec. 31, 2013	5,029,920